Income tax and tax loss carryforwards (Tables)	12 Months Ended
Dec. 31, 2022
Income tax and tax loss carryforwards [Abstract]
Provision for Income Tax Recognized in the Statement of Profit or Loss
The provision for income tax recognized in the statement of profit or loss for the years ended December 31, 2022, 2021 and 2020, is as follows:

	2022	2021	2020
Income tax	$(3,172)	$(7,015)	$(10,873)
Deferred income tax	32,763	28,158	30,207
Total income tax benefit	$29,591	$21,143	$19,334

Reconciliation of the Provision for Income Tax
The reconciliation between the provision for income tax based on the statutory income tax rate and the provision recorded by the Company at December 31, 2022, 2021 and 2020, is as follows:

	2022	2021	2020
Loss before taxes	$(28,688)	$(269,197)	$(422,490)
Income tax	8,606	80,759	126,747

Increase (decrease) from:
Difference in depreciation and amortization	(46,472)	135,332	(86,033)
Revaluation surplus	(18,051)	(88,112)	94,331
Materials and supplies	3,418	13	3,625
Inflationary and currency exchange effects on monetary assets and liabilities, net	15,663	(11,643)	(4,035)
Tax losses amortization	265,090	60,032	82,145
Provisions and allowance for doubtful accounts	(165,542)	(97,628)	(178,276)
Difference between the tax and book value for the sale of assets	(7,277)	(35,950)	(14,276)
Difference between the tax and book value for the sale of shares of subsidiaries	-	-	(104)
Non-deductible expenses	(25,844)	(21,660)	(4,790)
Income tax (agreement)	$29,591	$21,143	$19,334

Components of Deferred Tax Liability
The components of deferred tax liability at December 31, 2022 and 2021, are comprised as follows:

	2022	2021
Portion of tax loss carryforwards for subsequent years	$385,936	$336,395
Inventories and provisions – net	27,374	17,378
Concession rights and property, vessels and equipment	(567,902)	(559,949)
Total deferred tax liability	$(154,592)	$(206,176)

Cumulative Tax Losses
As of December 31, 2022, Grupo TMM and its subsidiaries, report the following cumulative tax losses, which are restated applying the National Consumer Price Index (NCPI) factors in accordance with Mexican law.

Year in which the loss was incurrred	Amounts	Year of expiration
2013	$197,028	2023
2014	190,306	2024
2015	46,104	2025
2016	445,174	2026
2017	128,098	2027
2018	237,032	2028
2019	548,269	2029
2020	499,518	2030
2021	250,211	2031
2022	84,756	2032
	$2,626,496